Intangible and Other Long-Term Assets (Details) - Schedule of Balances - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Original Value		$ 4,559,330	$ 4,594,619
Accumulated amortization		2,261,249	2,269,364
Net		2,298,081	2,325,255		$ 2,312,569
Republic trade mark [Member]
Disclosure of detailed information about intangible assets [line items]
Original Value		90,995	104,289
Accumulated amortization		0	0
Net		$ 90,995	$ 104,289	[1]
Amortization period (years)	[1]
Customers list [Member]
Disclosure of detailed information about intangible assets [line items]
Original Value		$ 55,549	$ 63,664
Accumulated amortization		55,549	63,664
Net		$ 0	$ 0
Amortization period (years)		20 years	20 years
Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Original Value	[2]	$ 146,544	$ 167,953
Accumulated amortization	[2]	55,549	63,664
Net	[2]	90,995	104,289
Customers list One [Member]
Disclosure of detailed information about intangible assets [line items]
Original Value		2,205,700	2,205,700
Accumulated amortization		2,205,700	2,205,700
Net		$ 0	$ 0
Amortization period (years)		9 years	9 years
San 42 trademark [Member]
Disclosure of detailed information about intangible assets [line items]
Original Value	[3]	$ 329,600	$ 329,600
Accumulated amortization	[3]	0	0
Net	[1],[3]	$ 329,600	$ 329,600
Amortization period (years)	[1],[3]
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Original Value	[3]	$ 1,814,160	$ 1,814,160
Accumulated amortization	[3]	0	0
Net	[1],[3]	$ 1,814,160	$ 1,814,160
Amortization period (years)	[1],[3]
Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Original Value	[4]	$ 4,349,460
Accumulated amortization	[4]	2,205,700
Net	[4]	2,143,760
Total [Member]
Disclosure of detailed information about intangible assets [line items]
Original Value		4,496,004	$ 4,517,413
Accumulated amortization		2,261,249	2,269,364
Net		2,234,755	2,248,049
Other assets [Member]
Disclosure of detailed information about intangible assets [line items]
Original Value		63,326	77,206
Accumulated amortization		0	0
Net		$ 63,326	77,206
Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Original Value	[4]		4,349,460
Accumulated amortization	[4]		2,205,700
Net	[4]		$ 2,143,760

[1]	Intangible assets with undefined useful life.
[2]	Intangible assets from the Republic acquisition.
[3]	The San 42 trademark and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $2,352,000, respectively.
[4]	Intangible assets from the Grupo San acquisition.